Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Feb. 01, 2015	Jul. 31, 2014
C000131671
Account Value [Line Items]
Line Graph and Table Measure Name	$23,751 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Communication Services Index ETF
C000131662
Account Value [Line Items]
Line Graph and Table Measure Name	$34,954 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Consumer Discretionary Index ETF
C000131664
Account Value [Line Items]
Line Graph and Table Measure Name	$23,977 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Consumer Staples Index ETF
C000131665
Account Value [Line Items]
Line Graph and Table Measure Name	$13,181 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Energy Index ETF
C000131666
Account Value [Line Items]
Line Graph and Table Measure Name	$28,950 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Financials Index ETF
C000131667
Account Value [Line Items]
Line Graph and Table Measure Name	$28,396 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Health Care Index ETF
C000131668
Account Value [Line Items]
Line Graph and Table Measure Name	$30,289 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Industrials Index ETF
C000131669
Account Value [Line Items]
Line Graph and Table Measure Name	$64,014 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Information Technology Index ETF
C000131670
Account Value [Line Items]
Line Graph and Table Measure Name	$22,827 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Materials Index ETF
C000151119
Account Value [Line Items]
Line Graph and Table Measure Name	$16,102 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Real Estate Index ETF
C000131663
Account Value [Line Items]
Line Graph and Table Measure Name	$24,271 Fidelity<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> MSCI Utilities Index ETF
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121		$ 10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$32,540 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,540	26,640	23,572	24,719	18,116	16,181	14,985	12,891	11,109	10,518	$ 10,000
Fidelity Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	$34,403 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
Fidelity Index: MSCI USA IMI Communication Services 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	$24,032 MSCI USA IMI Communication Services 25/50 Index
Account Value	$ 24,032	19,623	16,835	24,760	16,965	15,211	12,519	13,198	12,590	10,274		10,000
Fidelity Index: Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$35,071 Fidelity MSCI Consumer Discretionary Index ETF Capped Linked Index
Account Value	$ 35,071	31,539	28,634	33,217	23,342	18,643	17,230	14,183	12,382	12,218		10,000
Fidelity Index: Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$24,283 Fidelity MSCI Consumer Staples Index ETF Capped Linked Index
Account Value	$ 24,283	22,657	21,314	20,129	16,885	15,642	13,813	13,800	13,278	11,919		10,000
Fidelity Index: Fidelity MSCI Energy Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$13,292 Fidelity MSCI Energy Index ETF Capped Linked Index
Account Value	$ 13,292	12,046	10,366	6,248	4,194	6,910	8,572	7,104	7,161	7,205		10,000
Fidelity Index: Fidelity MSCI Financials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$29,244 Fidelity MSCI Financials Index ETF Capped Linked Index
Account Value	$ 29,244	23,054	21,641	23,031	14,740	17,272	16,790	14,816	11,265	11,426		10,000
Fidelity Index: Fidelity MSCI Health Care Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$28,669 Fidelity MSCI Health Care Index ETF Capped Linked Index
Account Value	$ 28,669	25,447	24,771	25,603	19,998	16,693	16,062	13,909	12,716	13,062		10,000
Fidelity Index: Fidelity MSCI Industrials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$30,587 Fidelity MSCI Industrials Index ETF Capped Linked Index
Account Value	$ 30,587	25,619	21,479	23,104	15,683	16,378	15,855	13,762	11,644	10,625		10,000
Fidelity Index: Fidelity MSCI Information Technology Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$64,542 Fidelity MSCI Information Technology Index ETF Capped Linked Index
Account Value	$ 64,542	50,995	41,133	45,374	32,249	23,517	20,267	15,823	12,266	11,308		10,000
Fidelity Index: Fidelity MSCI Materials Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$22,952 Fidelity MSCI Materials Index ETF Capped Linked Index
Account Value	$ 22,952	20,890	18,566	19,461	13,438	12,998	13,524	12,130	10,433	9,533		10,000
Fidelity Index: Fidelity MSCI Real Estate Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$16,251 Fidelity MSCI Real Estate Index ETF Capped Linked Index
Account Value	$ 16,251	14,668	16,254	16,984	12,498	13,157	11,621	11,109	11,275	9,432	$ 10,000
Fidelity Index: Fidelity MSCI Utilities Index ETF Capped Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name	$24,555 Fidelity MSCI Utilities Index ETF Capped Linked Index
Account Value	$ 24,555	$ 21,803	$ 23,332	$ 20,260	$ 17,998	$ 17,428	$ 15,016	$ 14,441	$ 13,526	$ 10,928		$ 10,000